BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (79.7%) BERMUDA (0.4%) CONSUMER NON-CYCLICAL
106,081	IHS Markit, Ltd.[1]	$8,365,548
	Total Bermuda	8,365,548

	CANADA (9.2%) CONSUMER CYCLICAL
1,415,688	Alimentation Couche-Tard, Inc. (Class B)	47,359,135
	FINANCIALS
828,407	Brookfield Asset Management, Inc. (Class A)	50,706,792
	INDUSTRIALS
81,380	Canadian Pacific Railway, Ltd.	21,638,346
	TECHNOLOGY
54,791	Constellation Software, Inc.	57,646,274
	Total Canada	177,350,547

	CAYMAN ISLANDS (7.0%) COMMUNICATIONS
213,648	Alibaba Group Holding, Ltd. ADR[1]	44,137,540
1,896,705	Tencent Holdings, Ltd.	90,063,141
	Total Cayman Islands	134,200,681

	FRANCE (8.9%) CONSUMER CYCLICAL
22,326	LVMH Moet Hennessy Louis Vuitton SE	9,747,462
	CONSUMER NON-CYCLICAL
279,423	EssilorLuxottica S.A	41,446,846
48,543	L'Oreal S.A	13,592,519
43,741	Pernod Ricard S.A	7,580,905
		62,620,270
	TECHNOLOGY
792,244	Capgemini SE	98,233,733
	Total France	170,601,465

	GERMANY (10.2%) CONSUMER CYCLICAL
28,743	Adidas AG	9,091,833
	CONSUMER NON-CYCLICAL
651,079	Fresenius SE & Co. KGaA	33,330,368
488,883	Merck KGaA	62,833,393
		96,163,761
	TECHNOLOGY
689,390	SAP SE	90,150,545
	Total Germany	195,406,139

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued) HONG KONG (1.7%) FINANCIALS
3,203,450	AIA Group, Ltd.	$31,583,428
	Total Hong Kong	31,583,428

	IRELAND (3.2%) INDUSTRIALS
1,085,987	CRH, Plc	40,869,402
	TECHNOLOGY
102,105	Accenture, Plc. (Class A)	20,952,967
	Total Ireland	61,822,369

	JAPAN (2.9%) CONSUMER NON-CYCLICAL
506,765	Shiseido Co., Ltd.	32,703,171
	INDUSTRIALS
38,648	Keyence Corp.	13,085,707
	TECHNOLOGY
73,300	Obic Co., Ltd.	10,020,775
	Total Japan	55,809,653

	LUXEMBOURG (1.1%) COMMUNICATIONS
149,401	Spotify Technology S.A.[1]	21,110,361
	Total Luxembourg	21,110,361

	MEXICO (0.8%) CONSUMER NON-CYCLICAL
165,791	Fomento Economico Mexicano SAB de CV ADR	14,949,374
	Total Mexico	14,949,374

	NETHERLANDS (9.0%) COMMUNICATIONS
246,118	Prosus NV1	17,724,382
	CONSUMER NON-CYCLICAL
27,856	Adyen NV1,2	25,577,155
349,679	Heineken NV	38,032,547
726,988	Koninklijke Philips NV	33,254,270
		96,863,972
	TECHNOLOGY
207,949	ASML Holding NV	58,278,323
	Total Netherlands	172,866,677

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued) SOUTH KOREA (0.4%) CONSUMER NON-CYCLICAL
7,766	LG Household & Health Care, Ltd.	$8,102,817
	Total South Korea	8,102,817

	SPAIN (3.2%) CONSUMER CYCLICAL
359,733	Industria de Diseno Textil S.A.	12,096,412
	CONSUMER NON-CYCLICAL
638,088	Amadeus IT Group S.A.	49,945,374
	Total Spain	62,041,786

	SWEDEN (0.4%) INDUSTRIALS
150,785	Hexagon AB (Class B)	8,212,387
	Total Sweden	8,212,387

	SWITZERLAND (11.3%) CONSUMER CYCLICAL
224,935	Cie Financiere Richemont S.A.	16,381,147
	CONSUMER NON-CYCLICAL
1,046,506	Alcon, Inc.[1]	61,734,729
28,058	Lonza Group AG1	11,519,904
268,861	Nestle S.A	29,637,561
		102,892,194
	FINANCIALS
3,772,573	Credit Suisse Group AG1	47,597,153
43,958	Partners Group Holding AG	40,255,733
		87,852,886
	INDUSTRIALS
47,762	Sika AG	8,585,461
	Total Switzerland.	215,711,688

	TAIWAN (1.3%) TECHNOLOGY
462,132	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,927,400
	Total Taiwan	24,927,400

	THAILAND (2.5%) CONSUMER CYCLICAL
21,152,405	CP ALL PCL	47,965,790
	Total Thailand	47,965,790

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued) UNITED KINGDOM (5.8%) CONSUMER CYCLICAL
634,771	Compass Group, Plc.	$15,705,458
	CONSUMER NON-CYCLICAL
285,654	RELX, Plc	7,577,645
	FINANCIALS
25,621,861	Melrose Industries, Plc	79,127,064
537,485	Prudential, Plc	9,555,802
		88,682,866
	Total United Kingdom	111,965,969

	UNITED STATES (0.4%)
	TECHNOLOGY
55,217	Fidelity National Information Services, Inc	7,932,474
	Total United States	7,932,474

	Total Common Stock
	(Cost $1,288,010,016)	1,530,926,553

	REGISTERED INVESTMENT COMPANIES (17.7%)
338,950,000	Morgan Stanley Institutional Liquidity Funds - Treasury Securities
	Portfolio, Institutional Share Class	338,950,000
	Total Registered Investment Companies
	(Cost $338,950,000)	338,950,000

TOTAL INVESTMENTS (Cost $1,626,960,016)[3]	97.4%	$1,869,876,553
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.6%	49,111,918
NET ASSETS	100.0%	$1,918,988,471

[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2020 was $25,577,155 or 1.3% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[3]	The aggregate cost for federal income tax purposes is $1,626,960,016, the aggregate gross unrealized appreciation is $264,573,639 and the aggregate gross unrealized depreciation is $21,657,102, resulting in net unrealized appreciation of $242,916,537.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-

U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2020
Common Stock:
Bermuda.	$8,365,548	$–	$–	$8,365,548
Canada.	177,350,547	–	–	177,350,547
Cayman Islands.	44,137,540	90,063,141	–	134,200,681
France	–	170,601,465	–	170,601,465
Germany.	–	195,406,139	–	195,406,139
Hong Kong	–	31,583,428	–	31,583,428
Ireland	20,952,967	40,869,402	–	61,822,369
Japan	–	55,809,653	–	55,809,653
Luxembourg	21,110,361	–	–	21,110,361
Mexico	14,949,374	–	–	14,949,374
Netherlands	–	172,866,677	–	172,866,677
South Korea	–	8,102,817	–	8,102,817
Spain	–	62,041,786	–	62,041,786
Sweden.	–	8,212,387	–	8,212,387
Switzerland	–	215,711,688	–	215,711,688
Taiwan.	24,927,400	–	–	24,927,400
Thailand.	–	47,965,790	–	47,965,790
United Kingdom	–	111,965,969	–	111,965,969
United States	7,932,474	–	–	7,932,474
Registered Investment Companies:
United States	338,950,000	–	–	338,950,000
Investments, at value	$658,676,211	$1,211,200,342	$–	$1,869,876,553

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.